Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 10	$ 13	$ 12
Share-based benefits	1	1	1
Post-retirement benefits		1	1
Termination benefits	3	6	2
Total	$ 14	$ 21	$ 16